PGIM Nasdaq-100 Buffer 12 ETF - January Expense Example - PGIM Nasdaq-100 Buffer 12 ETF - January - No Share Class	Oct. 01, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	$ 160